Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Consolidated Statements of Income
Total revenues (Notes 1, 2 and 21)	$ 4,028,211	$ 4,927,965	$ 4,170,077
Cost of services (Note 1)	2,492,482	3,577,320	2,993,062
Selling, general and administrative expenses	712,991	616,601	603,633
Total operating expenses	3,205,473	4,193,921	3,596,695
Operating income	822,738	734,044	573,382
Nonoperating expenses, net	(162,974)	(116,482)	(112,350)
Income before income taxes and equity in income of equity investments	659,764	617,562	461,032
Income taxes (Note 14)	127,003	65,878	161,175
Income before equity in income of equity investments	532,761	551,684	299,857
Equity in income of equity investments, net of tax	45,156	40,532	26,115
Net income	577,917	592,216	325,972
Net income attributable to noncontrolling interests	(1,261)	(6,031)	(6,334)
Net income attributable to Total System Services, Inc. (TSYS) common shareholders	$ 576,656	$ 586,185	$ 319,638
Basic earnings per share (EPS) attributable to TSYS common shareholders (Note 25) (in dollars per share)	$ 3.17	$ 3.19	$ 1.74
Diluted EPS attributable to TSYS common shareholders (Note 25) (in dollars per share)	$ 3.14	$ 3.16	$ 1.73